Cover	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2024
Entity File Number	333-273220
Entity Registrant Name	GAMER PAKISTAN INC
Entity Central Index Key	0001948884
Entity Tax Identification Number	87-3732146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35 E Horizon Ridge Pkwy
Entity Address, Address Line Two	Suite 110-481
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89002
City Area Code	702
Local Phone Number	905-1171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	GPAK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false